Share-Based Payment	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
NOTE 14:	SHARE-BASED PAYMENT

On August 29, 2011, the Company’s Board of Directors approved the adoption of an employee share option plan for the grant of options exercisable into shares of the Company, in accordance with section 102 to the Israeli Tax Ordinance (the “2011 Plan”) which ended after 10 years, and the holding of up to 10,000,000 shares in the framework of the 2011 Plan, for option allocation to Company employees, directors and consultants. The terms of the options, which will be granted according to the 2011 Plan, including the option period, exercise price, vesting period and exercise period shall be determined by the Company’s Board of Directors on the date of the actual allocation. On January 29, 2020, it was decided to increase the reserve by 10 million and on May 19, 2020, it was decided to increase the reserve by another 10 million options. The total reserve after these increases is 30 million.

As of December 31, 2024, the remaining number of options available for grant under the 2011 Plan is 2,900,000 options.

On March 2, 2023, the Company’s shareholders approved the grant of options exercisable into 150,000 of the Company’s ordinary shares to one of Company’s directors for an exercise price of NIS 0.0495 per share (USD 0.014 per share, respectively, based on the exchange rate reported by the Bank of Israel on the same day). The options were fully vested on the day of grant.

On March 14, 2023, Company’s Board of directors approved retroactively to extend the expiration date of the 2011 plan by additional 5 years to August 29, 2026.

On March 17, 2024, the Company’s board of directors approved the grant of 148,500 options exercisable into 148,500 ADSs (14,850,000 ordinary shares) of the Company, out of which 138,500 were subject to shareholders meeting (approved on April 30, 2024, by Company’s shareholders meeting) to certain officers and directors of the Company. 100,000 options fully vested on date of grant and 48,500 options vest according to Company’s 2011 share option plan.

Movements in the number of share options and their related weighted average exercise prices (in dollars) during the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024		2023		2022
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price (USD)

Outstanding at beginning of year	12,550,000	0.05	12,400,000	0.05	12,400,000	0.05
Granted	14,850,000	0.01	150,000	0.01	-	-
Expired	(300,000)	0.12	-	-	-	-

Outstanding at end of year	27,100,000	0.03	12,550,000	0.05	12,400,000	0.05

Exercisable at end of year	23,462,500	0.03	12,550,000	0.05	10,733,330	0.05

Below is information about the exercise price (in dollars) and the remaining contractual life (in years) for options outstanding at end of year:

December 31,
2024			2023
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,150,000	0.03 - 0.11	5.30	10,900,000	0.03 - 0.14	6.07
1,500,000	0.17	0.66	1,500,000	0.17	1.66
15,450,000	0.01	4.25	150,000	0.01	9.17

27,100,000			12,550,000
December 31, 2022
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	6.94
1,500,000	0.17	2.66

12,400,000

Share based expenses recognized in the Company’s statements of comprehensive income (loss) for the years ended December 31, 2024, 2023 and 2022 for grant of options to employees and service providers were $264, $3 and $14 thousand, respectively.

The table below summarizes the outstanding options as of December 31, 2024 that have been granted to the Company’s executives, directors and consultants –

Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD in thousands	Vesting schedule

450,000	Former directors	December 30, 2014	0.4325	27	Fully vested
150,000	One Director	March 25, 2015	0.40	24	Fully vested
1,500,000	Chairman of Board	March 31, 2016	0.6	63	Fully vested
10,000,000	Chief Executive Officer	July 7, 2020	0.09	103	Fully vested
150,000	Director	March 2, 2023	0.0495	1	Fully vested
1,000,000	Chief Financial Officer	March 17, 2024	0.0438	5	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Director	March 17, 2024	0.0438	21	12 equal portions each quarter over a period of 3 years from the date of grant
10,000,000	Chief Executive Officer	March 17, 2024	0.0438	214	Fully vested on date of grant
850,000	Director	March 17, 2024	0.0438	18	12 equal portions each quarter over a period of 3 years from the date of grant
2,000,000	Director	March 17, 2024	0.0438	43	12 equal portions each quarter over a period of 3 years from the date of grant

27,100,000

(*)	Date of the Company’s Board of Directors’ decision (or shareholders, if required). As of December 31, 2024, 3,637,500 options are not yet vested and therefore $39 thousand compensation costs were not yet recognized.

The fair value for options granted in 2024 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

	March 17, 2024	April 30, 2024

Dividend yield	0%	0%
Expected volatility	81.27%	91.15%
Risk-free interest	4.31%	4.72%
Expected life (years)	5	5

We have calculated the volatility based on the Company’s historical volatility. The share price was set according to the Company’s share market value.

The fair value for options granted in 2023 is estimated at the date of grant using a Black-Scholes model with the following weighted average assumptions:

March 2, 2023

Dividend yield	0%
Expected volatility	67.5%
Risk-free interest	4.08%
Expected life (years)	10

We have calculated the volatility based on the Company’s historical volatility. The share price was set according to the Company’s share market value.

No options were granted in 2022.